Related parties (Tables)	12 Months Ended
Dec. 31, 2011
Related parties
Executive Board and Board of Directors loans

in	2011		2010		2009

Loans to members of the Executive Board (CHF million)

Balance at beginning of period	18	[1]	19		24

Additions	5		5		4

Reductions	(1)		(6)		(9)

Balance at end of period	22	[1]	18		19

Loans to members of the Board of Directors (CHF million)

Balance at beginning of period	35	[2]	25		24

Additions	2		14		11

Reductions	(3)		(4)		(10)

Balance at end of period	34	[2]	35	[2]	25

1 The number of individuals with outstanding loans at the beginning and end of the year was six. 2 The number of individuals with outstanding loans at the beginning and end of the year was eight and seven, respectively.

Loans outstanding made by the Group or any subsidiaries to equity method investees

in	2011	2010	2009

Loans outstanding made by the Group or any subsidiaries to equity method investees (CHF million)

Balance at beginning of period	45	83	575

Net borrowings/(repayments)	(32)	(38)	(492)

Balance at end of period	13	45	83